Fair Value Measurements - Additional Information (Details) - Cik 0001821171_qell acquisition corp Member	5 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of derivative warrant liabilities	$ 33,704,100
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of derivative warrant liabilities	$ 33,700,000
Level 3 | Dividend rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0